Mid-Cap Index Portfolio
Schedule of Investments (unaudited)
As of September 30, 2025
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.8%)
Basic Materials (2.7%)
	Newmont Corp.	395,863	33,375
	Fastenal Co.	413,601	20,283
	Nucor Corp.	78,559	10,639
	International Paper Co.	190,383	8,834
	International Flavors & Fragrances Inc.	92,417	5,687
	LyondellBasell Industries NV Class A	92,780	4,550
	Steel Dynamics Inc.	25,214	3,516
			86,884
Consumer Discretionary (15.5%)
*	ROBLOX Corp. Class A	220,834	30,590
	Royal Caribbean Cruises Ltd.	88,103	28,508
	General Motors Co.	343,106	20,919
	Electronic Arts Inc.	90,163	18,186
	Ross Stores Inc.	117,858	17,960
*	Carvana Co.	47,274	17,834
	Ford Motor Co.	1,408,622	16,847
*	Warner Bros Discovery Inc.	847,592	16,553
	DR Horton Inc.	96,657	16,380
*	Take-Two Interactive Software Inc.	63,151	16,316
*	Flutter Entertainment plc	63,353	16,092
	Yum! Brands Inc.	100,014	15,202
	eBay Inc.	164,683	14,978
	Target Corp.	163,710	14,685
	Garmin Ltd.	58,954	14,516
*	Copart Inc.	313,578	14,102
	Delta Air Lines Inc.	235,271	13,352
*	AutoZone Inc.	3,014	12,931
*	United Airlines Holdings Inc.	118,067	11,393
	Hilton Worldwide Holdings Inc.	42,370	10,992
*	Carnival Corp.	378,539	10,944
	Tractor Supply Co.	190,919	10,858
*	Live Nation Entertainment Inc.	59,138	9,663
	PulteGroup Inc.	71,113	9,396
	Lennar Corp. Class A	74,164	9,348
	Expedia Group Inc.	42,575	9,100
*	Ulta Beauty Inc.	16,189	8,851
	Dollar General Corp.	79,356	8,201
	Darden Restaurants Inc.	42,045	8,004
*	NVR Inc.	982	7,890
*	Trade Desk Inc. Class A	160,715	7,877
*	Lululemon Athletica Inc.	39,302	6,993
	Genuine Parts Co.	50,153	6,951
*	Dollar Tree Inc.	71,492	6,747
	Estee Lauder Cos. Inc. Class A	76,053	6,702
	Rollins Inc.	104,859	6,159
	Southwest Airlines Co.	189,385	6,043
	Las Vegas Sands Corp.	111,390	5,992
*	Burlington Stores Inc.	22,748	5,789
	News Corp. Class A	151,597	4,655
	Fox Corp. Class A	67,756	4,273
	Fox Corp. Class B	51,435	2,947
	Best Buy Co. Inc.	34,281	2,592
	Domino's Pizza Inc.	5,512	2,380
	News Corp. Class B	29,035	1,003
	Warner Music Group Corp. Class A	25,070	854
	Lennar Corp. Class B	6,899	828
			509,376
Consumer Staples (5.5%)
	Cencora Inc.	66,384	20,747
	Corteva Inc.	246,112	16,645
	Kimberly-Clark Corp.	119,528	14,862

		Shares	Market Value ($000)
	Kroger Co.	214,417	14,454
	Sysco Corp.	172,322	14,189
	Keurig Dr Pepper Inc.	464,954	11,861
	Kenvue Inc.	691,392	11,221
	Archer-Daniels-Midland Co.	173,090	10,340
	Hershey Co.	53,355	9,980
	General Mills Inc.	192,604	9,711
	Kellanova	100,176	8,216
	Kraft Heinz Co.	298,368	7,770
	Church & Dwight Co. Inc.	87,846	7,698
	Constellation Brands Inc. Class A	50,847	6,848
	McCormick & Co. Inc. (Non-Voting)	91,249	6,105
	Tyson Foods Inc. Class A	103,055	5,596
	Clorox Co.	22,051	2,719
	Hormel Foods Corp.	54,539	1,349
			180,311
Energy (6.8%)
	Marathon Petroleum Corp.	109,562	21,117
	Phillips 66	145,632	19,809
	Valero Energy Corp.	111,949	19,061
	Schlumberger NV	540,885	18,590
	Cheniere Energy Inc.	75,241	17,680
	Baker Hughes Co.	355,308	17,311
	ONEOK Inc.	226,930	16,559
	Williams Cos. Inc.	220,022	13,938
	Targa Resources Corp.	77,540	12,991
	Occidental Petroleum Corp.	266,028	12,570
	Diamondback Energy Inc.	67,783	9,700
	Kinder Morgan Inc.	340,193	9,631
	Devon Energy Corp.	228,903	8,025
	Halliburton Co.	276,295	6,797
	Coterra Energy Inc.	261,437	6,183
	EQT Corp.	112,516	6,124
*	First Solar Inc.	18,370	4,051
	Texas Pacific Land Corp.	3,523	3,289
	Venture Global Inc. Class A	33,141	470
			223,896
Financials (13.9%)
*	Robinhood Markets Inc. Class A	278,922	39,936
	Arthur J Gallagher & Co.	92,399	28,620
*	Coinbase Global Inc. Class A	77,427	26,131
	Allstate Corp.	94,952	20,381
	Ameriprise Financial Inc.	33,975	16,690
	Nasdaq Inc.	186,110	16,461
	American International Group Inc.	199,601	15,677
	MSCI Inc.	26,485	15,028
	Hartford Insurance Group Inc.	101,301	13,513
	Prudential Financial Inc.	126,805	13,155
	Willis Towers Watson plc	35,147	12,142
	Ares Management Corp. Class A	73,910	11,817
	Arch Capital Group Ltd.	127,742	11,590
	State Street Corp.	97,098	11,264
	Raymond James Financial Inc.	64,652	11,159
	M&T Bank Corp.	56,279	11,122
	Fifth Third Bancorp	238,334	10,618
	Interactive Brokers Group Inc. Class A	152,375	10,485
	Broadridge Financial Solutions Inc.	42,195	10,050
	Apollo Global Management Inc.	72,544	9,668
	LPL Financial Holdings Inc.	28,820	9,588
	Brown & Brown Inc.	100,990	9,472
	Cboe Global Markets Inc.	37,674	9,240
	Huntington Bancshares Inc.	526,013	9,084
	Cincinnati Financial Corp.	56,390	8,915
	Northern Trust Corp.	65,434	8,807
	Regions Financial Corp.	321,757	8,485
	MetLife Inc.	101,917	8,395
*	Markel Group Inc.	4,334	8,284
	T. Rowe Price Group Inc.	79,227	8,132
	W R Berkley Corp.	102,584	7,860

		Shares	Market Value ($000)
	Citizens Financial Group Inc.	147,769	7,855
	KeyCorp	395,415	7,390
	Principal Financial Group Inc.	80,332	6,660
	Loews Corp.	59,854	6,009
	Tradeweb Markets Inc. Class A	41,993	4,660
	Corebridge Financial Inc.	99,113	3,177
	Fidelity National Financial Inc.	46,535	2,815
	FactSet Research Systems Inc.	6,817	1,953
	Blue Owl Capital Inc. Class A	112,885	1,911
[1]	Rocket Cos. Inc. Class A	87,568	1,697
			455,896
Health Care (7.0%)
*	Alnylam Pharmaceuticals Inc.	47,238	21,541
*	IDEXX Laboratories Inc.	28,832	18,421
*	Edwards Lifesciences Corp.	211,574	16,454
*	Veeva Systems Inc. Class A	52,998	15,789
	ResMed Inc.	52,760	14,442
	Cardinal Health Inc.	86,044	13,505
	Agilent Technologies Inc.	102,341	13,136
	GE HealthCare Technologies Inc.	156,264	11,735
	Humana Inc.	43,330	11,273
*	IQVIA Holdings Inc.	58,179	11,051
	Becton Dickinson & Co.	51,624	9,662
*	Dexcom Inc.	141,409	9,515
	STERIS plc	35,476	8,778
	Labcorp Holdings Inc.	29,930	8,592
	Quest Diagnostics Inc.	40,272	7,675
*	Biogen Inc.	52,869	7,406
	Zimmer Biomet Holdings Inc.	71,433	7,036
	West Pharmaceutical Services Inc.	25,930	6,802
*	Waters Corp.	21,464	6,435
*	Insulet Corp.	12,691	3,918
*	Centene Corp.	88,515	3,158
	Baxter International Inc.	92,655	2,110
*	Molina Healthcare Inc.	9,772	1,870
			230,304
Industrials (19.4%)
	CRH plc	242,411	29,065
	Howmet Aerospace Inc.	145,287	28,510
	TransDigm Group Inc.	20,308	26,766
	Quanta Services Inc.	53,701	22,255
	United Rentals Inc.	23,187	22,136
	Cummins Inc.	49,653	20,972
	L3Harris Technologies Inc.	67,425	20,592
*	Axon Enterprise Inc.	26,877	19,288
	PACCAR Inc.	189,217	18,604
	Carrier Global Corp.	291,329	17,392
	Ferguson Enterprises Inc.	71,058	15,958
	AMETEK Inc.	83,224	15,646
	WW Grainger Inc.	16,375	15,605
	Vulcan Materials Co.	47,610	14,646
*	Block Inc. Class A	198,036	14,312
	Rockwell Automation Inc.	40,514	14,161
	Martin Marietta Materials Inc.	21,730	13,696
	Johnson Controls International plc	117,887	12,962
	Xylem Inc.	87,704	12,936
	Otis Worldwide Corp.	141,411	12,929
	Cintas Corp.	61,710	12,667
	Verisk Analytics Inc.	50,334	12,660
	Fidelity National Information Services Inc.	188,211	12,411
	Westinghouse Air Brake Technologies Corp.	61,595	12,348
*	Fair Isaac Corp.	8,216	12,295
	Ingersoll Rand Inc.	143,196	11,831
	DuPont de Nemours Inc.	150,829	11,750
	Equifax Inc.	44,601	11,441
*	Keysight Technologies Inc.	62,006	10,846
*	Teledyne Technologies Inc.	16,892	9,899
	Old Dominion Freight Line Inc.	68,137	9,592
	Synchrony Financial	134,033	9,523

		Shares	Market Value ($000)
*	Mettler-Toledo International Inc.	7,420	9,109
	Veralto Corp.	85,013	9,063
	FedEx Corp.	38,244	9,018
	PPG Industries Inc.	81,279	8,543
	Dover Corp.	49,451	8,250
	Paychex Inc.	58,454	7,410
	Global Payments Inc.	87,364	7,258
	Packaging Corp. of America	32,446	7,071
*	Trimble Inc.	85,817	7,007
*	Corpay Inc.	24,190	6,968
	HEICO Corp. Class A	27,231	6,919
	Snap-on Inc.	18,811	6,519
	Jacobs Solutions Inc.	43,106	6,460
	Expeditors International of Washington Inc.	48,944	6,000
	Fortive Corp.	122,007	5,977
	TransUnion	70,243	5,885
	Dow Inc.	254,475	5,835
	HEICO Corp.	14,896	4,809
	Hubbell Inc. Class B	9,581	4,123
			637,918
Real Estate (6.2%)
	Digital Realty Trust Inc.	122,906	21,248
	Realty Income Corp.	329,490	20,030
*	CBRE Group Inc. Class A	107,230	16,895
	Crown Castle Inc.	156,915	15,141
*	CoStar Group Inc.	152,644	12,879
	VICI Properties Inc. Class A	384,216	12,529
	Ventas Inc.	163,741	11,460
	Iron Mountain Inc.	106,402	10,847
	Extra Space Storage Inc.	76,464	10,777
	Simon Property Group Inc.	55,866	10,484
	AvalonBay Communities Inc.	51,292	9,908
	Equity Residential	130,825	8,468
	Public Storage	28,470	8,224
	SBA Communications Corp.	38,667	7,476
	Weyerhaeuser Co.	260,177	6,450
	Essex Property Trust Inc.	23,224	6,216
	Invitation Homes Inc.	210,005	6,159
	Mid-America Apartment Communities Inc.	42,217	5,899
	Sun Communities Inc.	22,576	2,912
			204,002
Technology (12.6%)
*	DoorDash Inc. Class A	122,127	33,217
	TE Connectivity plc	106,487	23,377
*	Cloudflare Inc. Class A	107,114	22,986
	Corning Inc.	277,840	22,791
	Vertiv Holdings Co. Class A	137,611	20,760
	Seagate Technology Holdings plc	76,644	18,093
*	Datadog Inc. Class A	116,489	16,588
	Monolithic Power Systems Inc.	16,395	15,094
	Western Digital Corp.	125,005	15,008
	Marvell Technology Inc.	155,332	13,059
	Microchip Technology Inc.	194,451	12,488
*	Snowflake Inc. Class A	54,104	12,203
	Cognizant Technology Solutions Corp. Class A	175,909	11,798
	Hewlett Packard Enterprise Co.	472,763	11,611
*	Zscaler Inc.	36,460	10,926
*	Fortinet Inc.	117,315	9,864
*	Atlassian Corp. Class A	59,902	9,566
	HP Inc.	338,326	9,213
*	Super Micro Computer Inc.	182,710	8,759
*	MongoDB Inc.	27,839	8,641
	NetApp Inc.	71,984	8,527
	VeriSign Inc.	30,312	8,474
*	HubSpot Inc.	18,051	8,444
*	Tyler Technologies Inc.	15,601	8,162
	CDW Corp.	47,260	7,528
*	ON Semiconductor Corp.	147,474	7,272
*	Zoom Communications Inc.	86,479	7,134

			Shares	Market Value ($000)
*		GoDaddy Inc. Class A	49,926	6,831
*		Gartner Inc.	25,945	6,820
		SS&C Technologies Holdings Inc.	74,858	6,644
*		Pinterest Inc. Class A	205,295	6,604
		Gen Digital Inc.	199,886	5,675
*		Reddit Inc. Class A	21,839	5,023
		Leidos Holdings Inc.	23,132	4,371
		Teradyne Inc.	28,682	3,948
*		Okta Inc.	30,367	2,785
*		CoreWeave Inc. Class A	12,409	1,698
		Bentley Systems Inc. Class B	26,337	1,356
*,1		Figma Inc. Class A	336	17
				413,355
Telecommunications (1.0%)
		Motorola Solutions Inc.	60,042	27,456
*		Charter Communications Inc. Class A	16,011	4,405
				31,861
Utilities (9.2%)
		Constellation Energy Corp.	112,583	37,048
		Vistra Corp.	122,103	23,922
		Dominion Energy Inc.	307,545	18,812
		Xcel Energy Inc.	213,138	17,190
		Exelon Corp.	363,803	16,375
		Waste Connections Inc.	93,111	16,369
		Public Service Enterprise Group Inc.	179,840	15,009
		Entergy Corp.	160,865	14,991
		WEC Energy Group Inc.	115,971	13,289
		Consolidated Edison Inc.	129,944	13,062
		PG&E Corp.	771,163	11,629
		Sempra	117,522	10,575
		American Water Works Co. Inc.	73,196	10,188
		Ameren Corp.	97,411	10,168
		Eversource Energy	133,676	9,510
		PPL Corp.	253,328	9,414
		CenterPoint Energy Inc.	235,369	9,132
		FirstEnergy Corp.	197,704	9,059
		DTE Energy Co.	63,531	8,985
		CMS Energy Corp.	107,935	7,907
		Edison International	138,764	7,671
		Alliant Energy Corp.	92,668	6,247
		NiSource Inc.	84,938	3,678
		Evergy Inc.	41,463	3,152
				303,382
Total Common Stocks (Cost $2,305,930)				3,277,185
		Coupon
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[2,3]	Vanguard Market Liquidity Fund (Cost $1,400)	4.180%	14,003	1,401
Total Investments (99.8%) (Cost $2,307,330)				3,278,586
Other Assets and Liabilities—Net (0.2%)				6,616
Net Assets (100%)				3,285,202
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,279.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $1,386 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2025	5	1,685	9
E-mini S&P Mid-Cap 400 Index	December 2025	15	4,929	(43)
				(34)

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The portfolio may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At September 30, 2025, 100% of the market value of the portfolio's investments and derivatives was determined based on Level 1 inputs.